Share-based payments - Share options outstanding (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Options	Dec. 31, 2021 Options $ / shares	Dec. 31, 2019 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		1,522,362	2,092,596	1,109,943
Weighted average remaining contractual life (years)	7 years 11 months 12 days
Number of options exercisable			785,413
Compensation expense | $	$ 7,205	$ 3,018
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 5,891	$ 3,007
Exercise Price 2.01 - 4.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			6,300
Weighted average remaining contractual life (years)	9 months 10 days
Number of options exercisable			6,300
Exercise Price 2.01 - 4.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 2.01
Exercise Price 2.01 - 4.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 4.00
Exercise Price 8.01 - 10.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			452,310
Weighted average remaining contractual life (years)	6 years 5 months 19 days
Number of options exercisable			274,745
Exercise Price 8.01 - 10.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 8.01
Exercise Price 8.01 - 10.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 10.00
Exercise Price 10.01 - 12.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			137,890
Weighted average remaining contractual life (years)	6 years 5 months 1 day
Number of options exercisable			106,903
Exercise Price 10.01 - 12.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 10.01
Exercise Price 10.01 - 12.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 12.00
Exercise Price 12.01 - 14.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			8,300
Weighted average remaining contractual life (years)	4 years 7 months 9 days
Number of options exercisable			8,300
Exercise Price 12.01 - 14.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 12.01
Exercise Price 12.01 - 14.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 14.00
Exercise Price 14.01 - 16.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			289,827
Weighted average remaining contractual life (years)	7 years 3 months 10 days
Number of options exercisable			152,353
Exercise Price 14.01 - 16.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 14.01
Exercise Price 14.01 - 16.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 16.00
Exercise Price 16.01 - 18.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			533,155
Weighted average remaining contractual life (years)	8 years 5 months 1 day
Number of options exercisable			209,363
Exercise Price 16.01 - 18.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 16.01
Exercise Price 16.01 - 18.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 18.00
Exercise Price 20.01 - 22.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			1,400
Weighted average remaining contractual life (years)	8 years 7 months 17 days
Number of options exercisable			464
Exercise Price 20.01 - 22.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 20.01
Exercise Price 20.01 - 22.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 22.00
Exercise Price 22.01 - 24.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			561,514
Weighted average remaining contractual life (years)	9 years 3 months 7 days
Number of options exercisable			2,500
Exercise Price 22.01 - 24.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 22.01
Exercise Price 22.01 - 24.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 24.00
Exercise Price 24.01 - 26.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			90,900
Weighted average remaining contractual life (years)	8 years 11 months 4 days
Number of options exercisable			24,485
Exercise Price 24.01 - 26.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 24.01
Exercise Price 24.01 - 26.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 26.00
Exercise Price 28.01 - 30.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			11,000
Weighted average remaining contractual life (years)	9 years 2 months 12 days
Exercise Price 28.01 - 30.00 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 28.01
Exercise Price 28.01 - 30.00 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 30.00